Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Notes receivable allowance	$ 424	[1]	$ 0
Accumulated depreciation	350		48
Intangible asset accumulated amortization	$ 1,892	[1]	$ 0
Common Class A
Common stock, par value (in dollars per share)	$ 0.001		$ 0
Common stock, shares authorized (in shares)	100,000,000		0
Common stock, shares issued (in shares)	13,764,929		0
Common stock, shares outstanding (in shares)	13,764,929		0
Common Class B
Common stock, par value (in dollars per share)	$ 0.001		$ 0
Common stock, shares authorized (in shares)	100,000,000		0
Common stock, shares issued (in shares)	24,000,000		0
Common stock, shares outstanding (in shares)	24,000,000		0

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.